Other Current Assets (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Current portion of deferred financing fees		$ 0	$ 216,084
Deferred consulting fees		0	242,399
Short-term loans and advances		44,754	0
Advances to aggregators	$ 401,495	717,924	3,288,850
Foreign service tax recoverable	866,612	577,751	451,213
Advance payments to vendors		166,779	137,124
Prepaid insurance and other	510,855	30,460	75,915
Other current assets, total	$ 1,778,962	$ 819,744	$ 1,122,735